Earnings Per Share (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2022 MXN ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 MXN ($) shares	Dec. 31, 2023 MXN ($) shares		Dec. 31, 2022 MXN ($) shares	Mar. 31, 2022 $ / shares
Earnings Per Share [line items]
Repurchase of shares | shares	72,626
Repurchased price per share (in Dollars per share) | $ / shares							$ 17.03
Share equivalent (in Pesos) | $	$ 25,321		$ 321,312	$ 321,312	[1]	$ 321,312
Repurchase amount (in Dollars) | $		$ 50,000
Outstanding shares | shares			37,316,546	37,316,546		37,316,546

[1]	Details of the restatement are shown in note 2b.